                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number:                           811-2715

Exact name of registrant as specified in charter:             Delaware Group State Tax-Free Income Trust

Address of principal executive offices:                       2005 Market Street
                                                              Philadelphia, PA 19103

Name and address of agent for service:                        Richelle S. Maestro, Esq.
                                                              2005 Market Street
                                                              Philadelphia, PA 19103

Registrant's telephone number, including area code:           (800) 523-1918

Date of fiscal year end:                                      February 28

Date of reporting period:                                     August 31, 2003

Item 1.  Reports to Stockholders

         Delaware Tax-Free Pennsylvania Fund

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)

FIXED INCOME

Semiannual Report 2004
--------------------------------------------------------------------------------
                                             DELAWARE TAX-FREE PENNSYLVANIA FUND

[Graphic Omitted]
   POWERED BY RESEARCH.(SM)

Table
       OF CONTENTS
---------------------------------------------------------
FINANCIAL STATEMENTS:

   Statement of Net Assets                            1

   Statement of Operations                            6

   Statements of Changes in Net Assets                7

   Financial Highlights                               8

   Notes to Financial Statements                     11
---------------------------------------------------------


    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2003 Delaware Distributors, L.P.

Statement                                   Delaware Tax-Free Pennsylvania Fund
  OF NET ASSETS                             August 31, 2003 (Unaudited)


                                                                 Principal         Market
                                                                  Amount           Value
Municipal Bonds- 98.64%
Airport Revenue Bonds - 2.15%
     Allegheny County Airport Revenue
        (Pittsburgh International Airport Project)
        Series A 5.75% 1/1/14 (MBIA) (AMT)                      $ 6,910,000     $ 7,465,909
     Lehigh Northampton Airport
        Authority Revenue
        (Lehigh Valley Airport Project) Series A
        6.00% 5/15/25 (MBIA) (AMT)                                1,525,000       1,606,908
        6.00% 5/15/30 (MBIA) (AMT)                                2,700,000       2,840,319
     Philadelphia Authority for Industrial
        Development Revenue
        (Sub-Air Cargo Project)
        Series A 7.50% 1/1/25 (AMT)                               2,500,000       2,522,125
                                                                                -----------
                                                                                 14,435,261
                                                                                -----------
Continuing Care/Retirement Revenue Bonds - 2.63%
     Allegheny County Residential Finance
        Authority Health Care Facilities Revenue
        (Lemington Home for Aged Project)
        Series A 5.75% 5/20/37                                    1,000,000       1,013,730
     Bucks County Industrial Development
        Authority Multi-Family
        County-Guaranteed
        (New Hope Manor Project) Series A
        5.40% 3/1/22 (AMT)                                        1,265,000       1,283,924
        5.50% 3/1/41 (AMT)                                        5,340,000       5,412,998
    +Delaware County Authority Revenue
        (Main Line & Haverford Nursing
        and Rehabilitation Center)
        9.00% 8/1/22                                              1,865,000       1,117,974
     Lancaster County Hospital Authority
        Revenue Health Center
        (Willow Valley Retirement Project)
        5.875% 6/1/31                                             2,100,000       2,115,477
     Lancaster Authority for Industrial
        Development Revenue
        (Garden Spot Village Project)
        Series A 7.625% 5/1/31                                    1,650,000       1,700,127
     Philadelphia Authority for Industrial
        Development Revenue (Stapeley
        Hall Germantown Continuing Care
        Community Project)
        6.60% 1/1/16                                              5,250,000       5,015,220
                                                                                -----------
                                                                                 17,659,450
                                                                                -----------
Corporate Backed Revenue Bonds - 4.36%
     Allegheny County Industrial Development
        Authority Environmental
        Improvement Revenue Refunding
        (USX Corporation Project)
        5.50% 12/1/29                                            13,000,000      12,242,880
     Beaver County Industrial Development
        Authority Pollution Control
        Revenue Refunding
        (Atlantic Richfield Company Project)
        5.95% 7/1/21                                              5,100,000       5,273,502


                                                                Principal         Market
                                                                 Amount           Value
Municipal Bonds (continued)
Corporate Backed Revenue Bonds (continued)
+++Bucks County Industrial Development
     Authority Environmental Improvement
     Revenue (USX Corp. Project)
     5.40% 11/1/17                                            $ 2,250,000       $ 2,404,148
   Pennsylvania Economic Development
     Financing Authority Solid Waste
     Disposal Revenue (Proctor & Gamble
     Company Project) 5.375% 3/1/31 (AMT)                       9,200,000         9,289,976
                                                                                -----------
                                                                                 29,210,506
                                                                                -----------
Dedicated Tax & Fees Revenue Bonds - 0.74%
   Pittsburgh and Allegheny County Public
     Auditorium Regional Asset District
     Sales Tax
     5.00% 2/1/29 (AMBAC)                                       5,000,000         4,953,600
                                                                                -----------
                                                                                  4,953,600
                                                                                -----------
Escrowed to Maturity Bonds - 6.02%
   Delaware County Authority
     Revenue Health Facilities
     (Mercy Health Corporation Project)
     6.00% 12/15/26                                             3,500,000         3,889,445
   Pennsylvania State Higher Educational
     Facilities Authority College and
     University Revenue
     (University of the Arts Project)
     5.20% 3/15/25 (RADIAN)                                     4,490,000         4,598,523
   Philadelphia Authority for Industrial
     Development Commercial Revenue
     (Girard Estates Facilities Leasing Project)
     5.00% 5/15/27                                              4,500,000         4,447,305
   Philadelphia Hospitals and Higher
     Education Facilities Authority
     Hospital Revenue
     (Presbyterian Medical Center Project)
     6.65% 12/1/19                                             13,000,000        15,810,991
   Pittsburgh Water and Sewer Authority
     Revenue 7.25% 9/1/14 (FGIC)                                9,000,000        11,004,930
   Pottsville School District
     9.375% 5/1/06 (AMBAC)                                        540,000           598,973
                                                                              -------------
                                                                                 40,350,167
                                                                              -------------
Higher Education Revenue Bonds - 13.72%
   Allegheny County Higher Education
     Building Authority Revenue
     (Carnegie Mellon University Project)
     5.25% 3/1/32                                               1,900,000         1,918,544
     (Chatham College Project)
     Series A 5.85% 3/1/22                                        650,000           661,180
     Series A 5.95% 3/1/32                                      1,000,000         1,009,750
     Series B 5.75% 11/15/35                                   10,000,000         9,856,200
   Delaware County Authority College Revenue
     (Eastern College Project) Series B
     5.50% 10/1/19                                              1,500,000         1,457,070
     5.50% 10/1/24                                              2,850,000         2,691,968
     (Haverford College Project)
     5.75% 11/15/29                                             1,875,000         2,007,150

Statement                                    Delaware Tax-Free Pennsylvania Fund
  OF NET ASSETS (CONTINUED)

                                                                  Principal        Market
                                                                   Amount          Value
Municipal Bonds (continued)
Higher Education Revenue Bonds (continued)
   Indiana County Industrial
     Development Authority Revenue
     (Indiana University Student Co-op
     Association, Inc. Project) Series A
     5.875% 11/1/24 (AMBAC)                                     $ 1,000,000     $ 1,057,420
     5.875% 11/1/29 (AMBAC)                                       1,000,000       1,055,090
   Lehigh County General Purpose Authority
     Revenue (Desales University Project)
     5.125% 12/15/23 (RADIAN)                                     5,435,000       5,393,911
   Lycoming County Authority College
     Revenue (Pennsylvania College of
     Technology Project)
     5.375% 7/1/30 (AMBAC)                                        5,000,000       5,118,250
   Montgomery County Higher Education
     and Health Authority College Revenue
     (Arcadia University Project)
     5.85% 4/1/21 (Connie Lee)                                    5,465,000       5,942,477
   Pennsylvania State Higher Educational
     Facilities Authority College and
     University Revenue
     (Drexel University Project)
     6.00% 5/1/29                                                 3,000,000       3,151,620
     Series A 5.20% 5/1/29                                        1,500,000       1,473,810
     Series A 5.20% 5/1/32                                        1,000,000         981,220
     (Gwynedd-Mercy College Project)
     5.45% 11/1/26 (RADIAN)                                       1,000,000       1,017,920
     5.50% 11/1/31 (RADIAN)                                       1,000,000       1,020,620
     (Lafayette College Project)
     6.00% 5/1/30                                                 2,500,000       2,728,475
     (Philadelphia University Project)
     6.00% 6/1/29 (RADIAN)                                        1,800,000       1,891,854
     (Thomas Jefferson University Project)
     5.00% 1/1/29                                                 5,000,000       4,883,800
     (University of Pennsylvania Project)
     4.75% 7/15/33                                                4,865,000       4,559,040
     (University of Pennsylvania Project)
     Series B 5.90% 9/1/15                                        4,205,000       4,521,510
     (Ursinus College Project)
     5.90% 1/1/27                                                 1,000,000       1,037,280
   Pennsylvania State Public School Authority
     (Lehigh Career & Technical
     Institute Project)
     5.125% 10/1/28 (FGIC)                                        2,800,000       2,811,872
   Philadelphia Hospitals and Higher
     Educational Facilities Authority
     College Revenue
     (Chestnut Hill College Project)
     6.00% 10/1/29                                                3,860,000       3,676,843
   Swarthmore Borough Authority
     College Revenue (Swarthmore
     College Project)
     5.00% 9/15/31                                               18,665,000      18,456,326
   West Cornwall Township Municipal
     Authority College Revenue
     (Elizabethtown College Project)
     6.00% 12/15/27                                               1,615,000       1,630,052
                                                                                -----------
                                                                                 92,011,252
                                                                                -----------

                                                             Principal        Market
                                                               Amount          Value
Municipal Bonds (continued)
Hospital Revenue Bonds - 16.81%
 Allegheny County Hospital Development
    Authority Revenue Health Center
    (UPMC Health Systems Project) Series B
    6.00% 7/1/23 (MBIA)                                     $ 5,745,000    $  6,473,868
    6.00% 7/1/24 (MBIA)                                       5,000,000       5,631,800
    6.00% 7/1/26 (MBIA)                                       4,750,000       5,339,760
    6.00% 7/1/27 (MBIA)                                       9,325,000      10,499,484
 Berks County Municipal Authority Revenue
    (Health Care Reading Hospital
    Pooled Financing Project)
    5.00% 3/1/28                                             17,000,000      16,383,750
 Chester County Health and
    Educational Facilities Authority
    Health System Revenue
    (Jefferson Health Systems Project)
    Series B 5.375% 5/15/27                                  14,270,000      14,080,494
 Montgomery County Higher Education and
    Health Authority Hospital Revenue
    (Abington Memorial Hospital Project)
    Series A 5.125% 6/1/32                                    7,000,000       6,607,930
 Mount Lebanon Hospital Authority
    (St. Clair Memorial Hospital Project)
    Series A 5.625% 7/1/32                                    4,500,000       4,417,740
 Pennsylvania Economic Development
    Financing Authority Revenue
    (Dr. Gertrude A. Barber
    Center, Inc. Project)
    5.90% 12/1/30 (RADIAN)                                    2,250,000       2,347,155
 Pennsylvania State Higher Educational
    Facilities Authority Revenue
    (UPMC Health Systems Project)
    Series A 6.00% 1/15/31                                   10,000,000      10,368,700
 Philadelphia Hospitals and Higher
    Education Facilities Authority
    Hospital Revenue
    (Jeanes Health System Project)
    6.85% 7/1/22                                             10,000,000      10,044,500
    (Roxboro Memorial Hospital Project)
    7.25% 12/31/07                                              230,000         165,692
 Southcentral General Authority Revenue
    (Wellspan Health Obligated Project)
    5.625% 5/15/26                                           20,000,000      20,356,199
                                                                           ------------
                                                                            112,717,072
                                                                               ------------
Investor Owned Utilities Revenue Bonds - 13.67%
 Beaver County Industrial Development
    Authority Pollution Control Revenue
    Refunding (Cleveland Electric
    Illuminating Project)
    7.625% 5/1/25                                             8,500,000       9,048,845
    Series A 7.75% 7/15/25                                   10,000,000      10,780,300
 Cambria County Industrial Development
    Authority Pollution Control Revenue
    Refunding (Pennsylvania Electric
    Company Project)
    Series A 5.80% 11/1/20 (MBIA)                             4,000,000       4,358,680
    Series B 6.05% 11/1/25 (MBIA) (AMT)                       9,700,000      10,434,096

Statement                                    Delaware Tax-Free Pennsylvania Fund
  OF NET ASSETS (CONTINUED)

                                                                 Principal        Market
                                                                  Amount          Value
Municipal Bonds (continued)
Investor Owned Utilities Revenue Bonds (continued)
        Carbon County Industrial
          Development Authority
          (Panther Creek Partners Project)
          6.65% 5/1/10 (AMT)                                    $ 9,395,000     $ 9,990,737
        Delaware County Industrial
          Development Authority
          (PECO Energy Company Project)
          Series A 5.20% 4/1/21                                  15,500,000      16,023,900
        Indiana County Industrial Development
          Authority Pollution Control Revenue
          Refunding (PSE&G Power Project)
          5.85% 6/1/27 (AMT)                                      3,000,000       2,900,760
        Lehigh County Industrial Development
          Authority Pollution Control Revenue
          Refunding (Pennsylvania Power and
          Light Company Project)
          Series B 6.40% 9/1/29 (MBIA)                           15,000,000      15,960,300
        Montgomery County Industrial
          Development Authority Pollution
          Control Revenue
          (PECO Energy Company Project)
          Series A 5.20% 10/1/30                                  9,500,000       9,821,100
        Schuylkill County Industrial
          Development Authority Resource
          Recovery Revenue (Schuylkill Energy
          Resources, Inc. Project)
          6.50% 1/1/10 (AMT)                                      2,315,000       2,321,088
                                                                                -----------
                                                                                 91,639,806
                                                                                -----------
Miscellaneous Revenue Bonds - 9.67%
        Delaware Valley Regional Finance
          Authority Local Government Revenue
          Series A 5.50% 8/1/28 (AMBAC)                          10,000,000      10,679,300
      **First Albany Corporation Municipal Trust,
          Inverse Floater
          6.33% 12/15/14 (AMBAC)                                 46,500,000      52,405,500
      ++Philadelphia Gas Works Revenue
          Capital Appreciation Series C
          6.54% 1/1/12 (AMBAC)                                    2,500,000       1,753,325
                                                                                -----------
                                                                                 64,838,125
                                                                                -----------
Municipal Lease Revenue Bonds - 1.78%
        Dauphin County General Authority
          Office and Parking (Forum Place
          Project) Series A 6.00% 1/15/25                         9,210,000       4,377,421
        Philadelphia Authority for Industrial
          Development Lease Revenue
          Series B 5.25% 10/1/30 (FSA)                            4,510,000       4,586,399
        State Public School Building Authority
          (Daniel Boone School District Project)
          5.00% 4/1/28 (MBIA)                                     3,000,000       2,977,200
                                                                                -----------
                                                                                 11,941,020
                                                                                -----------
Parking Revenue Bonds - 0.77%
        Pennsylvania Economic Development
          Financing Authority Revenue
          (30th Street Station Garage Project)
          5.875% 6/1/33 (ACA)                                     4,500,000       4,600,350
        Philadelphia Parking Authority Parking
          Revenue 5.00% 2/1/27 (AMBAC)                              590,000         587,074
                                                                                -----------
                                                                                  5,187,424
                                                                                -----------


                                                                 Principal        Market
                                                                  Amount          Value
Municipal Bonds (continued)
Political Subdivision General Obligation Bonds - 0.30%
   Lancaster County Series A
     5.00% 11/1/27 (FGIC)                                       $ 2,000,000     $ 1,989,580
                                                                                -----------
                                                                                  1,989,580
                                                                                -----------
Ports & Harbors Revenue Bonds - 1.89%
   Allegheny County Port Authority
     Special Revenue Refunding
     5.00% 3/1/29 (FGIC)                                          2,000,000       1,981,500
   Delaware River Port Authority
     (Pennsylvania and New Jersey
     Port District Project)
     Series B 5.70% 1/1/21 (FSA)                                  8,560,000       9,252,248
   Erie Western Pennsylvania
     Port Authority General Revenue
     6.25% 6/15/10 (AMT)                                          1,365,000       1,448,838
                                                                                -----------
                                                                                 12,682,586
                                                                                -----------
*Pre-Refunded Bonds - 7.56%
   Abington School District
     6.00% 5/15/26-06 (FGIC)                                      6,000,000       6,664,680
   Chester Guaranteed
     Host Community Resource Recovery
     7.25% 12/1/05-03                                             1,955,000       2,181,682
   Dauphin County
     General Authority College Revenue
     (Holy Family College Project)
     7.50% 12/1/19 -04                                            3,025,000       3,238,142
   Harrisburg Authority Office and
     Parking Revenue Series A
     6.00% 5/1/19-08                                              7,500,000       8,602,350
   Norwin School District
     6.00% 4/1/30-10 (FGIC)                                       2,000,000       2,309,040
   Pennsylvania State Higher Education
     Agency Assistance Capital Acquisition
     5.875% 12/15/30-10 (MBIA)                                    7,385,000       8,555,079
   Pennsylvania State
     Higher Educational Facilities
     Authority Revenue
     Series M 5.75% 6/15/20-05 (AMBAC)                           17,730,000      19,118,614
                                                                                -----------
                                                                                 50,669,587
                                                                                -----------
School District General Obligation Bonds - 3.57%
   Canon Mcmillan School District Series B
     5.25% 12/1/34 (FGIC)                                         3,580,000       3,631,087
   East Allegheny School District Refunding
     5.00% 4/1/32 (FGIC)                                          2,000,000       1,980,380
   Gateway School District
     5.00% 10/15/32                                               2,500,000       2,468,500
   Greater Johnstown School District Series C
     5.125% 8/1/25 (MBIA)                                         7,500,000       7,556,849
   McGuffey School District
     5.125% 8/1/31 (FGIC)                                         2,000,000       2,015,460
   Moshannon Valley School District
     5.00% 12/1/22 (FGIC)                                         3,005,000       3,039,648
     5.00% 12/1/31 (FGIC)                                         1,000,000         991,700
   Pennridge School District
     5.00% 2/15/29 (MBIA)                                         2,300,000       2,285,211
                                                                                -----------
                                                                                 23,968,835
                                                                                -----------

Statement                                    Delaware Tax-Free Pennsylvania Fund
  OF NET ASSETS (CONTINUED)

                                                            Principal           Market
                                                              Amount            Value
Municipal Bonds (continued)
School District Revenue Bonds - 0.75%
  Pennsylvania Economic Development
     Financing Authority School Revenue
     (Germantown Friends School Project)
     5.35% 8/15/31                                         $ 2,820,000       $ 2,834,269
  Pennsylvania State Public School
     Building Authority (Lehigh Career
     and Technical Institute)
     5.25% 10/1/32 (FGIC)                                    2,140,000         2,173,898
                                                                             -----------
                                                                               5,008,167
                                                                             -----------
Single Family Housing Revenue Bonds - 4.16%
  Allegheny County Residential Finance
     Authority Mortgage Revenue
     Single Family
     Series II-2 5.90% 11/1/32 (GNMA) (AMT)                  1,040,000         1,071,616
     Series KK-2 5.40% 5/1/26 (GNMA) (AMT)                   2,980,000         2,996,956
  Pennsylvania Housing Finance Agency
     Single Family Mortgage
     Series 57A 6.15% 4/1/27 (FHA) (AMT)                     5,000,000         5,160,550
     Series 66A 5.65% 4/1/29 (AMT)                           3,950,000         3,988,355
     Series 69A 6.25% 4/1/31 (FHA) (AMT)                       920,000           958,171
     Series 70A 5.90% 4/1/31 (AMT)                           8,250,000         8,512,102
     Series 72A 5.35% 10/1/31 (AMT)                          5,190,000         5,196,384
                                                                             -----------
                                                                              27,884,134
                                                                             -----------
Tax Increment/Special Assessment Bonds - 0.57%
  Allegheny County Redevelopment Authority
     Tax Increment Revenue
     (Waterfront Project) Series B
     6.00% 12/15/10                                          1,000,000         1,091,990
     6.40% 12/15/18                                          2,500,000         2,697,925
                                                                             -----------
                                                                               3,789,915
                                                                             -----------
Territorial Revenue Bonds - 1.56%
  Puerto Rico Commonwealth
     Highway and Transportation
     Authority Revenue
     Series E 5.50% 7/1/19 (FSA)                             1,450,000         1,612,023
     Series G 5.00% 7/1/33                                   2,500,000         2,422,625
     Series G 5.00% 7/1/42                                   6,700,000         6,394,346
                                                                             -----------
                                                                              10,428,994
                                                                             -----------
Transportation Revenue Bonds - 0.72%
  Pennsylvania Economic Development
     Financing Authority Facilities Revenue
     (Amtrak Project)
     Series A 6.375% 11/1/41 (AMT)                           5,000,000         4,850,000
                                                                             -----------
                                                                               4,850,000
                                                                             -----------
Turnpike/Toll Road Revenue Bonds - 1.25%
  Delaware River Toll Bridge
     5.00% 7/1/28                                            3,000,000         2,959,890
  Pennsylvania State Turnpike Commission
     5.00% 7/15/31 (AMBAC)                                   1,000,000           996,210
     5.00% 7/15/41 (AMBAC)                                   2,000,000         1,964,520
     Series R 5.00% 12/1/30 (AMBAC)                          2,500,000         2,483,250
                                                                             -----------
                                                                               8,403,870
                                                                             -----------

                                                                 Principal         Market
                                                                   Amount          Value
Municipal Bonds (continued)
Waste Disposal Revenue Bonds - 1.11%
   Chester Guaranteed Host Community
     Resource Recovery
     7.25% 12/1/05                                              $ 3,525,000    $  3,559,827
   New Morgan Revenue Guaranteed
     8.00% 11/1/05                                                3,775,000       3,907,276
                                                                               ------------
                                                                                  7,467,103
                                                                               ------------
Water & Sewer Revenue Bonds - 2.88%
   Dauphin County Industrial Development
     Authority Water Development Revenue
     Refunding (Dauphin Consolidated
     Water Supply General Waterworks
     Corporation Project)
     Series B 6.70% 6/1/17                                        1,750,000       2,087,085
   Delaware County Industrial Development
     Authority Water Facilities Revenue
     (Philadelphia Suburban Water Project)
     6.00% 6/1/29 (FGIC) (AMT)                                    3,000,000       3,195,210
   Erie Water Authority Water Revenue
     Series A 5.125% 12/1/25 (MBIA)                               4,000,000       4,027,240
   Pittsburgh Water and Sewer
     Authority Revenue
     5.125% 12/1/31 (AMBAC)                                      10,000,000      10,028,600
                                                                               ------------
                                                                                 19,338,135
                                                                               ------------
Total Municipal Bonds
   (cost $631,061,155)                                                          661,424,589
                                                                               ------------
Total Market Value of Securities - 98.64%
   (cost $631,061,155)                                                          661,424,589
Receivables and Other Assets
   Net of Liabilities - 1.36%                                                     9,115,190
                                                                               ------------
Net Assets Applicable to 84,546,829 Shares
   Outstanding - 100.00%                                                       $670,539,779
                                                                               ============

Statement                                    Delaware Tax-Free Pennsylvania Fund
  OF NET ASSETS (CONTINUED)

Net Asset Value - Delaware Tax-Free
   Pennsylvania Fund Class A
   ($633,462,274 / 79,871,769 Shares)                                 $7.93
                                                                      -----
Net Asset Value - Delaware Tax-Free
   Pennsylvania Fund Class B
   ($31,258,227 / 3,941,326 Shares)                                   $7.93
                                                                      -----
Net Asset Value - Delaware Tax-Free
   Pennsylvania Fund Class C
   ($5,819,278 / 733,734 Shares)                                      $7.93
                                                                      -----
Components of Net Assets at August 31, 2003:
Shares of beneficial interest
   (unlimited authorization - no par)                          $665,682,828
Accumulated net realized loss on investments                    (25,506,483)
Net unrealized appreciation of investments                       30,363,434
                                                               ------------
Total net assets                                               $670,539,779
                                                               ============

* For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

** An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of August 31, 2003.

+  Non-income producing security. Security is currently in default.

++ Zero coupon bond. The interest rate shown is the yield at the time of purchase.

+++Variable Rate Notes. The interest rate shown is the rate as of August 31, 2003.


Summary of Abbreviations:
ACA -- Insured by American Capital Access
AMBAC -- Insured by the AMBAC Indemnity Corporation
AMT -- Subject to Alternative Minimum Tax
Connie Lee -- Insured by the College Construction Insurance Association FGIC -- Insured by the Financial Guaranty Insurance Company
FHA -- Insured by the Federal Housing Administration
FSA -- Insured by Financial Security Assurance
GNMA -- Insured by Government National Mortgage Association
MBIA -- Insured by the Municipal Bond Insurance Association
RADIAN -- Insured by Radian Asset Assurance

Net Asset Value and Offering Price per Share -
   Delaware Tax-Free Pennsylvania Fund
Net asset value Class A (A)                                           $7.93
Sales charge (4.50% of offering price, or 4.67% of
   amount invested per share) (B)                                      0.37
                                                                      -----
Offering price                                                        $8.30
                                                                      =====

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.


See accompanying notes

Statement                                    Delaware Tax-Free Pennsylvania Fund
  OF OPERATIONS                      Six Months Ended August 31,2003 (Unaudited)



Investment Income:
   Interest                                                                                  $19,016,851
                                                                                             -----------
Expenses:
   Management fees                                                               1,897,411
   Distribution expenses - Class A                                                 868,457
   Distribution expenses - Class B                                                 167,613
   Distribution expenses - Class C                                                  28,625
   Dividend disbursing and transfer agent fees and expenses                        198,149
   Accounting and administration expenses                                          152,246
   Reports and statements to shareholders                                           38,100
   Custodian fees                                                                   32,205
   Registration fees                                                                28,334
   Trustees' fees                                                                   14,848
   Professional fees                                                                14,825
   Other                                                                            97,831
                                                                                 ---------
                                                                                               3,538,644
   Less waived distribution expenses - Class A                                                  (133,269)
   Less expenses paid indirectly                                                                 (25,532)
                                                                                             -----------
   Total expenses                                                                              3,379,843
                                                                                             -----------
Net Investment Income                                                                         15,637,008
                                                                                             -----------
Net Realized and Unrealized Gain (Loss) on Investments:
   Net realized gain on investments                                                              590,453
   Net change in unrealized appreciation/depreciation of investments                         (18,558,496)
                                                                                             -----------
Net Realized and Unrealized Loss on Investments                                              (17,968,043)
                                                                                             -----------

Net Decrease in Net Assets Resulting from Operations                                         ($2,331,035)
                                                                                             ===========

See accompanying notes

Statements                                   Delaware Tax-Free Pennsylvania Fund
  OF CHANGES IN NET ASSETS

                                                            Six Months          Year
                                                              Ended             Ended
                                                             8/31/03           2/28/03
                                                           (Unaudited)
Increase (Decrease) in Net Assets from Operations:
  Net investment income                                   $ 15,637,008       $ 32,924,902
  Net realized gain on investments                             590,453          3,685,273
  Net change in unrealized appreciation/depreciation
    of investments                                         (18,558,496)        13,192,645
                                                          ------------       ------------
  Net increase (decrease) in net assets resulting
    from operations                                         (2,331,035)        49,802,820
                                                          ------------       ------------

Dividends and Distributions to Shareholders from:
  Net investment income:
    Class A                                                (14,973,398)       (31,268,301)
    Class B                                                   (619,021)        (1,405,335)
    Class C                                                   (105,748)          (190,107)
                                                          ------------       ------------
                                                           (15,698,167)       (32,863,743)
                                                          ------------       ------------

Capital Share Transactions:
  Proceeds from shares sold:
    Class A                                                 12,374,468         22,550,093
    Class B                                                  1,051,325          2,879,696
    Class C                                                  1,006,933          1,135,289

  Net asset value of shares issued upon reinvestment
   of dividends and distributions:
    Class A                                                  8,557,846         18,247,357
    Class B                                                    310,376            776,667
    Class C                                                     68,018            124,928
                                                          ------------       ------------
                                                            23,368,966         45,714,030
                                                          ------------       ------------
  Cost of shares repurchased:
    Class A                                                (39,450,594)       (69,727,930)
    Class B                                                 (4,205,613)        (7,146,477)
    Class C                                                   (296,923)          (701,092)
                                                          ------------       ------------
                                                           (43,953,130)       (77,575,499)
                                                          ------------       ------------
  Decrease in net assets derived from capital share
    transactions                                           (20,584,164)       (31,861,469)
                                                          ------------       ------------
  Net Decrease in Net Assets                               (38,613,366)       (14,922,392)

Net Assets:
  Beginning of period                                      709,153,145        724,075,537
                                                          ------------       ------------
  End of period                                           $670,539,779       $709,153,145
                                                          ============       ============


See accompanying notes

Financial
   HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                 -----------------------------------------------------------
                                                         Delaware Tax-Free Pennsylvania Fund Class A
                                                 -----------------------------------------------------------
                                                   Six
                                                  Months                         Year
                                                  Ended                          Ended
                                                 8/31/03(1)   2/28/03 2/28/02   2/28/01   2/28/00   2/28/99
                                                 (Unaudited)
   Net asset value, beginning of period           $8.140      $7.950   $7.820    $7.460    $8.290    $8.420

   Income (loss) from investment operations:
   Net investment income                           0.183       0.374    0.387     0.402     0.410     0.415
   Net realized and unrealized gain (loss) on
     investments                                  (0.209)      0.189    0.130     0.360    (0.830)   (0.034)
                                                  ------      ------   ------    ------    ------    ------
   Total from investment operations               (0.026)      0.563    0.517     0.762    (0.420)    0.381
                                                  ------      ------   ------    ------    ------    ------

   Less dividends and distributions from:
   Net investment income                          (0.184)     (0.373)  (0.387)   (0.402)   (0.410)   (0.415)
   Net realized gain on investments                   --          --       --        --        --    (0.096)
                                                  ------      ------   ------    ------    ------    ------
   Total dividends and distributions              (0.184)     (0.373)  (0.387)   (0.402)   (0.410)   (0.511)
                                                  ------      ------   ------    ------    ------    ------

   Net asset value, end of period                 $7.930      $8.140   $7.950    $7.820    $7.460    $8.290
                                                  ======      ======   ======    ======    ======    ======

   Total return(2)                                (0.35%)      7.29%    6.78%    10.47%    (5.18%)    4.64%

   Ratios and supplemental data:
   Net assets, end of period (000 omitted)      $633,462    $669,042 $682,030  $695,329  $716,646  $871,740
   Ratio of expenses to average net assets         0.91%       0.92%    0.89%     0.92%     0.92%     0.95%
   Ratio of expenses to average net assets
     prior to expense limitation and expenses
     paid indirectly                               0.95%       0.92%    0.89%     0.92%     0.92%     0.95%
   Ratio of net investment income to average net
     assets                                        4.45%       4.69%    4.92%     5.26%     5.21%     4.96%
   Ratio of net investment income to average net
     assets prior to expense limitation and
     expenses paid indirectly                      4.41%       4.69%    4.92%     5.26%     5.21%     4.96%
   Portfolio turnover                                12%         18%      38%       23%       38%       41%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects payment of fees by the distributor. Performance would have been lower had the expense limitation not been in effect.

 See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                   ------------------------------------------------------------------
                                                                Delaware Tax-Free Pennsylvania Fund Class B
                                                   ------------------------------------------------------------------
                                                       Six
                                                      Months
                                                      Ended                          Year Ended
                                                    8/31/03(1)  2/28/03    2/28/02     2/28/01     2/28/00   2/28/99
                                                   (Unaudited)
   Net asset value, beginning of period              $8.140     $7.950      $7.820     $7.460      $8.290     $8.420

   Income (loss) from investment operations:
   Net investment income                              0.151      0.312       0.324      0.341       0.347      0.348
   Net realized and unrealized gain (loss) on
     investments                                     (0.209)     0.189       0.130      0.360      (0.830)    (0.034)
                                                     ------     ------      ------     ------      ------     ------
   Total from investment operations                  (0.058)     0.501       0.454      0.701      (0.483)     0.314
                                                     ------     ------      ------     ------      ------     ------

   Less dividends and distributions from:
   Net investment income                             (0.152)    (0.311)     (0.324)     (0.34)     (0.347)    (0.348)
   Net realized gain on investments                      --         --          --         --          --     (0.096)
                                                     ------     ------      ------     ------      ------     ------
   Total dividends and distributions                 (0.152)    (0.311)     (0.324)     (0.34)     (0.347)    (0.444)
                                                     ------     ------      ------     ------      ------     ------

   Net asset value, end of period                    $7.930     $8.140      $7.950     $7.820      $7.460     $8.290
                                                     ======     ======      ======     ======      ======     ======

   Total return(2)                                   (0.74%)     6.46%       5.93%      9.59%      (5.94%)     3.81%

   Ratios and supplemental data:
   Net assets, end of period (000 omitted)          $31,258     34,914     $37,533    $36,350     $37,390    $42,994
   Ratio of expenses to average net assets            1.69%      1.70%       1.69%      1.72%       1.72%      1.75%
   Ratio of net investment income to average net
     assets                                           3.67%      3.91%       4.12%      4.46%       4.41%      4.16%
   Portfolio turnover                                   12%        18%         38%        23%         38%        41%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.



See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                      ---------------------------------------------------------------
                                                                Delaware Tax-Free Pennsylvania Fund Class C
                                                      ---------------------------------------------------------------
                                                       Six Months
                                                         Ended                        Year Ended
                                                       8/31/03(1)  2/28/03   2/28/02    2/28/01    2/28/00    2/28/99
                                                      (Unaudited)
Net asset value, beginning of period                    $8.140     $7.950     $7.820    $7.460     $8.290     $8.420

Income (loss) from investment operations:
Net investment income                                    0.151      0.312      0.324     0.340      0.347      0.355
Net realized and unrealized gain (loss) on investments  (0.209)     0.189      0.130     0.360     (0.830)    (0.034)
                                                        ------     ------     ------    ------     ------     ------
Total from investment operations                        (0.058)     0.501      0.454     0.700     (0.483)     0.321
                                                        ------     ------     ------    ------     ------     ------

Less dividends and distributions from:
Net investment income                                   (0.152)    (0.311)    (0.324)   (0.340)    (0.347)    (0.355)
Net realized gain on investments                            --         --         --        --         --     (0.096)
                                                        ------     ------     ------    ------     ------     ------
Total dividends and distributions                       (0.152)    (0.311)    (0.324)   (0.340)    (0.347)    (0.451)
                                                        ------     ------     ------    ------     ------     ------

Net asset value, end of period                          $7.930     $8.140     $7.950    $7.820     $7.460     $8.290
                                                        ======     ======     ======    ======     ======     ======

Total return(2)                                         (0.74%)     6.46%      5.93%     9.58%     (5.94%)     3.81%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                 $5,819     $5,197     $4,512    $3,898     $3,909     $3,963
Ratio of expenses to average net assets                  1.69%      1.70%      1.69%     1.72%      1.72%      1.75%
Ratio of net investment income to average net assets     3.67%      3.91%      4.12%     4.46%      4.41%      4.16%
Portfolio turnover                                         12%        18%        38%       23%        38%        41%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.



See accompanying notes

Notes                                        Delaware Tax-Free Pennsylvania Fund
   TO FINANCIAL STATEMENTS                   August 30, 2003 (Unaudited)

Delaware Group State Tax-Free Income Trust (the "Trust") is organized as a Delaware business trust and offers one series: Delaware Tax-Free Pennsylvania Fund. These financial statements and related notes pertain to Delaware Tax-Free Pennsylvania Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended and offers Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately 8 years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of Delaware Tax-Free Pennsylvania Fund is to seek a high level of current interest income exempt from federal income tax and certain Pennsylvania state and local taxes, consistent with the preservation of capital.


1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

Certain expenses of the Fund are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $8,507 for the period ended August 31, 2003. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended August 31, 2003 were approximately $17,025. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."


2. Investment Management, Administration Agreements and Other
Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on the average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend and disbursing and transfer agent services. Prior to June 1, 2003, the monthly fee for dividend disbursing and transfer agent services was based on the number of shareholder accounts and shareholder transactions.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. The distribution fee for Class A is applied at the rate of 0.10% of the average daily net assets of Class A shares outstanding prior to June 1, 1992 and the current maximum rate which is contractually waived by DDLP to 0.25% through April 30, 2004, of the average daily net assets of Class A shares issued thereafter. The current weighted average rate of the distribution fee for Class A shares is 0.22% of the average daily net assets.


At August 31, 2003, the Fund had liabilities payable to affiliates as follows:

 Investment management fee payable to DMC                           $21,522
 Dividend disbursing, transfer agent fees,
    accounting and other expenses payable to DSC                     65,975
 Other expenses payable to DMC and affiliates                        13,913

For the period ended August 31, 2003, DDLP earned $36,397 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.


3. Investments
For the six months ended August 31, 2003, the Fund made purchases of $40,891,679 and sales of $61,164,800 of investment securities other than short-term investments.

At August 31, 2003, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2003, the cost of investments was $635,756,965. At August 31, 2003, the net unrealized appreciation was $25,667,624 of which $31,839,042 related to unrealized appreciation of investments and ($6,171,418) related to unrealized depreciation of investments.

Notes                                        Delaware Tax-Free Pennsylvania Fund
   TO FINANCIAL STATEMENTS (CONTINUED)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the periods ended August 31, 2003 and February 28, 2003 was as follows:

                                             8/31/03*      2/28/03
   Tax-Exempt Distributions                $15,698,167   $32,863,743

*Tax information for the period ended August 31, 2003 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of August 31, 2003, the estimated components of net assets on a tax basis were as follows:

   Shares of beneficial interest                           $665,682,828
   Undistributed net realized
      capital gain on investments                               590,453
   Capital loss carryforwards                               (21,401,126)
   Unrealized appreciation of investments                    25,667,624
                                                           ------------
Net assets                                                 $670,539,779
                                                           ============

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $11,916,168 expires in 2008, $8,323,306 expires in 2009, and $1,161,652 expires in 2010.


5. Capital Shares

Transactions in capital shares were as follows:

                                                             Six Months                   Year
                                                               Ended                     Ended
                                                              8/31/03                   2/28/03
Shares sold:
   Class A                                                   1,513,427                 2,826,359
   Class B                                                     128,964                   360,790
   Class C                                                     123,397                   142,613

Shares issued upon reinvestment of
 dividends and distributions:
   Class A                                                   1,054,026                 2,292,826
   Class B                                                      38,224                    97,638
   Class C                                                       8,382                    15,684
                                                            ----------               -----------
                                                             2,866,420                 5,735,910
                                                            ----------               -----------
Shares repurchased:
   Class A                                                  (4,858,747)               (8,759,159)
   Class B                                                    (513,620)                 (892,520)
   Class C                                                     (36,295)                  (87,684)
                                                            ----------               -----------
                                                            (5,408,662)               (9,739,363)
                                                            ----------               -----------

Net decrease                                                (2,542,242)               (4,003,453)
                                                            ==========               ===========

For the period ended August 31, 2003 and the year ended February 28, 2003, 268,669 Class B shares were converted to 268,669 Class A shares valued at $2,211,217, and 333,203 Class B shares were converted to 333,203 Class A shares valued at $2,687,259, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statement of Changes in Net Assets.

6. Line of Credit
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each funds' allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of August 31, 2003, or at any time during the period.


7. Credit and Market Risks
The Fund concentrates its investments in securities issued by Pennsylvania municipalities. The value of these investments may be adversely affected by new legislation within Pennsylvania, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statement of Net Assets.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)



This semiannual report is for the information of Delaware Tax-Free Pennsylvania Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Pennsylvania Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                                Affiliated Officers                         Contact Information
Jude T. Driscoll                                 Joseph H. Hastings                          Investment Manager
Chairman                                         Executive Vice President and                Delaware Management Company
Delaware Investments Family of Funds             Chief Financial Officer                     Philadelphia, PA
Philadelphia, PA                                 Delaware Investments Family of Funds
                                                 Philadelphia, PA                            International Affiliate
Walter P. Babich                                                                             Delaware International Advisers Ltd.
Board Chairman                                   Richelle S. Maestro                         London, England
Citadel Construction Corporation                 Senior Vice President,
King of Prussia, PA                              Chief Legal Officer and Secretary           National Distributor
                                                 Delaware Investments Family of Funds        Delaware Distributors, L.P.
John H. Durham                                   Philadelphia, PA                            Philadelphia, PA
Private Investor
Gwynedd Valley, PA                               Michael P. Bishof                           Shareholder Servicing, Dividend
                                                 Senior Vice President and Treasurer         Disbursing and Transfer Agent
John A. Fry                                      Delaware Investments Family of Funds        Delaware Service Company, Inc.
President                                        Philadelphia, PA                            2005 Market Street
Franklin & Marshall College                                                                  Philadelphia, PA 19103-7094
Lancaster, PA
                                                                                             For Shareholders
Anthony D. Knerr                                                                             800 523-1918
Managing Director
Anthony Knerr & Associates                                                                   For Securities Dealers and Financial
New York, NY                                                                                 Institutions Representatives Only
                                                                                             800 362-7500
Ann R. Leven
Former Treasurer/Chief Fiscal Officer                                                        Web site
National Gallery of Art                                                                      www.delawareinvestments.com
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

(8231)                                                      Printed in the USA
SA-007 [08/03] IVES 10/03                                    (J9416)EXP: 04/04

Item 2.  Code of Ethics

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant's Code of Business Ethics has been posted on Delaware Investments' internet website at www.delawareinvesments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3.  Audit Committee Financial Expert

         The registrant's Board of Trustees/Directors has determined that each member of the registrant's Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an "audit committee financial expert" is a person who has the following attributes:

         a. An understanding of generally accepted accounting principles and financial statements;

         b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

         c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements, or experience actively supervising one or more persons engaged in such activities;

         d. An understanding of internal controls and procedures for financial reporting; and

         e. An understanding of audit committee functions.

An "audit committee financial expert" shall have acquired such attributes through:

         a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

         b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

         c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

         d. Other relevant experience.

         The registrant's Board of Trustees/Directors has also determined that each member of the registrant's Audit Committee is independent. In order to be "independent" for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an "interested person" of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The names of the audit committee financial experts on the registrant's Audit Committee are set forth below:

         Ann R. Leven
         Thomas F. Madison
         Janet L. Yeomans(1)

Item 4.  Principal Accountant Fees and Services

         Required only for fiscal years ending after December 15, 2003.

         Not applicable.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  [Reserved]


-----------------------
(1) The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on "other relevant experience." The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

Item 9.  Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits

(a)(1)   Code of Ethics

         Not applicable.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Delaware Group State Tax-Free Income Trust


By:      Jude T. Driscoll
         ---------------------------
Name:    Jude T. Driscoll
Title:   Chairman
Date:    October 28, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      Jude T. Driscoll
         ---------------------------
Name:    Jude T. Driscoll
Title:   Chairman
Date:    October 28, 2003


By:      Joseph H. Hastings
         -----------------------------------
Name:    Joseph H. Hastings
Title:   Chief Financial Officer
Date:    October 28, 2003